Withholding Tax Receivables, Net (Details) - Schedule of current and non current portion of tax receivables - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of current and non current portion of tax receivables [Abstract]
Current portion	$ 690,487
Non-current portion	3,534,552	6,865,971
Withholding tax receivables, net	$ 4,225,039	$ 6,865,971